Document and Entity Information	Nov. 23, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001760173
Document Type	8-K
Document Period End Date	Nov. 23, 2020
Entity Registrant Name	SURGALIGN HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38832
Entity Tax Identification Number	83-2540607
Entity Address, Address Line One	520 Lake Cook Road
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	(224)
Local Phone Number	303-4651
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	common stock, $0.001 par value
Trading Symbol	SRGA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false